Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

October 29, 2015

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin California Tax-Free Trust (the “Registrant”)– Form N-1A

File Nos.: 002-99112 and 811-04356

Dear Sir or Madam:

            Please accept for filing Post-Effective Amendment No. 42/Amendment No. 42 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

            The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to register Class A1 and Advisor Class shares of a new series of the Registrant- the Franklin California Ultra-Short Tax-Free Income Fund (the “Fund”).  It is proposed that the Amendment  become effective 75 days after filing on January 12, 2016.

            The new Fund of the Registrant is being organized in connection with a proposed reorganization whereby all of the assets and liabilities of another series of the Trust, the Franklin California Tax-Exempt Money Fund will be reorganized into the Fund, subject to shareholder approval.  Because the Fund will be a shell fund without any assets at the time of the reorganization, the Franklin Tax-Exempt Money Fund will be the accounting survivor of the reorganization.  As a result, the prospectus and statement of additional information of the Fund include financial information relating to the Franklin California Tax-Exempt Money Fund.

              It is expected that in November 2015, the Registrant will file a Form N-14 Registration Statement in connection with the reorganization.  The Registrant would like to work with the staff in order that this Amendment and the Form N-14 registration statement go effective at approximately the same time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Kevin Kirchoff at (650) 525-8050.

Very truly yours,

/s/ Kenneth L. Greenberg

Kenneth L. Greenberg, Esq.

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